Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 2,736,335	$ 3,049,156
Less: accumulated depreciation	(1,723,354)	(1,821,345)
Total property, plant and equipment, net	1,012,981	1,227,811
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	749,617	819,807
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	181,724	203,917
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	146,210	164,066
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	74,453	83,546
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,584,331	$ 1,777,820